Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid in capital	Accumulated comprehensive income	Accumulated deficit	Non-controlling Interests	Total
Balance at Mar. 31, 2022	$ 12,720	$ 924	$ 809	$ (3,278)	$ 67	$ 11,242
Balance (in Shares) at Mar. 31, 2022	32,500,000
Net loss				(2,532)	(15)	(2,547)
Foreign currency Translation adjustment			138			138
Balance at Mar. 31, 2023	$ 12,720	924	947	(5,810)	52	$ 8,833
Balance (in Shares) at Mar. 31, 2023	32,500,000					32,500,000
Issuance of common shares upon closing of initial public offering, net of offering costs	$ 9,473					$ 9,473
Issuance of common shares upon closing of initial public offering, net of offering costs (in Shares)	3,050,000
Net loss				(3,239)	16	(3,223)
Foreign currency Translation adjustment			(24)			(24)
Balance at Mar. 31, 2024	$ 22,193	$ 924	$ 923	$ (9,049)	$ 68	$ 15,059
Balance (in Shares) at Mar. 31, 2024	35,550,000					35,550,000